Note 1 - Reporting Entity	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of notes and other explanatory information [text block]
1.	Reporting entity

VivoPower International PLC (“VivoPower” or the “Company”) is a public company limited by shares and incorporated under the laws of England and Wales and domiciled in the United Kingdom. The address of the Company’s registered office is The Scalpel, 18th Floor, 52 Lime Street, London EC3M 7AF, United Kingdom.

In July 2019, the Board of Directors of the Company adopted a resolution to change the Company’s fiscal year end from March 31 to June 30, commencing June 30, 2019. Comparative information in these consolidated financial statements refer to the three months ended June 30, 2019 and the year ended March 31, 2019. Any amounts shown for the year ended June 30, 2019 are unaudited.

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries (together referred to as the ‘Group’ and individually as ‘Group entities’). As at June 30, 2021, the Company no longer has an ultimate controlling party, as AWN Holdings Limited holds a 44% equity interest in the Company as at June 30, 2021, and 49% following the issuance of restricted shares on July 21, 2021 following conversion of Aevitas convertible preferred shares and convertible notes that redeemed on June 30, 2021

In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN Holdings Limited, a company registered in Australia.